Deposits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Time Deposits, $250,000 or More	$ 3,046,208	$ 3,560,196
Interest Expense, Time Deposits, $250,000 or More	37,123	38,614
Time Deposits	174,928,199
Time Deposit Maturities, Next Twelve Months	96,626,880
Time Deposit Maturities, Year Two	48,718,062
Time Deposit Maturities, Year Three	19,905,958
Time Deposit Maturities, Year Four	4,482,229
Time Deposit Maturities, Year Five	4,587,066
Time Deposit Maturities, after Year Five	608,003
Related party deposits	4,616,970	4,978,178
Deposits reclassified as loans	$ 126,804	$ 172,888